NATURE OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
NATURE OF BUSINESS
NOTE 1 - NATURE OF BUSINESS

NOTE 1 - NATURE OF BUSINESS

Organization

WeTrade Group, Inc. was incorporated in the State of Wyoming on March 28, 2019 and is in the business of providing technical services and solutions via its membership-based social e-commerce platform. We are committed to providing an international cloud-based intelligence system and independently developed a micro-business cloud intelligence system called the “YCloud.” Our goal is to provide technical and auto-billing management services to micro-business online stores in China through big data analytics, machine learning mechanisms, social network recommendations, and multi-channel data analysis.

We provide technology services to both individual and corporate users. Through Yueshang Beijing, we provide “YCloud” service to our customer, Zhuozhou Weijiafu Information Technology Limited, or Weijiafu, a PRC technology company, which provide “YCloud” services to individual and corporate micro-business owners. The market individual micro-business owners represents a potential of 330 million users by the year of 2023. YCloud serves corporate users in multiple industries, including Yuetao Group, Zhiding, Lvyue, Yuebei, Yuedian, Coke GO, and Zhongyanshangyue. We conduct business operations in mainland China and have established trial operations in Hong Kong, the Philippines, and Singapore. We expect to utilize the YCloud system to establish a global strategic cooperation with various social media platforms. Plan to negotiate with Kakao Talk, Line, Whatsapp, Ohho, and Bluechat. Additionally, we have formed long-term technical collaborations with Yuetao App, Daren App, Yuebei App, Zhiding App, Yuedian App, and Lvyue App through Weijiafu.

In January 2020, we appointed a third party software company to develop an auto-billing management system (“WeTrade System”), the early stage of the YCloud system, at the cost of RMB 400,000 (or approximately USD $62,000) to provide online payment services for micro-business owners in the PRC. The main functions of the YCloud system is to manage users’ marketing relationships, CPS commission profit management, multi-channel data statistics, AI fission and management, and improved supply chain systems.

Currently, YCloud serves the micro business industry. We expect to expand the application of YCloud to tourism, hospitality, livestreaming and short video, medical beauty and traditional retail industries.

Our Business

We believe that YCloud the first global micro-business cloud intelligent internationalization system. It conducts multi-channel data analysis through the learning of big data and social recommendation relationships. It also provides users with independent research and development of community AI fission and management systems and supply chain systems. It focuses on solving the problem of new maintenance, supply chain CPS integration output, and enrich the functional needs of users. YCloud has four main functions and competitive advantages as follows

Multiple integrated payment methods and payment analytics: the YCloud system provides micro-business owners with multiple payment methods such as Alipay, WeChat, and UnionPay. The total order amount is directly entered into the platform to collect funds in separate accounts. Using YCloud’s technology support, the micro-business owners offer multiple channels of payments to their customers, including Alipay, WeChat, and UnionPay. Meanwhile, YCloud assigns a bar code to merchandises that purchasers can then scan to pay, allowing purchasers to make payments both online and offline. This proprietary payment technology allows our customers to reduce labor costs and error rates, thus significantly improving data analysis.

Team management: the YCloud system utilizes user marketing relationship tracking and CPS commission revenue management tools.

AI fission and management: using intelligent robots to analyze user behavior, data sharing, purchase history, and other data, the YCloud system provides tailored recommendations and displays. For example, the YCloud system connects users’ behavior across multiple apps and platforms and makes automatic recommendations based on the analysis.

Supply chain system integration: the YCloud system applies cross-platform resource integration technology. The integration allows the multi-channel output of high-quality products creates a seamless connection between suppliers and customers. The YCloud provides a complete supply chain system integrating supply, sales, finance, and service.

The following diagram sets forth the structure of the Company as of the date of this Current Report:

Our business and corporate address in the United States is 1621 Central Ave, Cheyenne, WY 82001 Our telephone number is +852-67966335 and our registered agent for service of process is Wyoming Registered Agent, 1621 Central Ave, Cheyenne, WY 82001. Our fiscal year end is December 31. Our Chinese business and corporate address is No 1 Gaobei South Coast, Yi An Men 111 Block 37, Chao Yang District, Beijing City, People Republic of China, Tel. +8610-85788631. The Chinese address is where our management is located.

NOTE 1. NATURE OF BUSINESS

Organization

WeTrade Group, Inc. was incorporated in the State of Wyoming on March 28, 2019 and is in the business of providing technical services and solutions via its membership-based social e-commerce platform. We are committed to providing an international cloud-based intelligence system and independently developed a micro-business cloud intelligence system called the “YCloud.” Our goal is to provide technical and auto-billing management services to micro-business online stores in China through big data analytics, machine learning mechanisms, social network recommendations, and multi-channel data analysis.

We provide technology services to both individual and corporate users. Through Yueshang Beijing, we provide “YCloud” service to our sole customers, Zhuozhou Weijiafu Information Technology Limited (“Weijiafu”), a PRC technology company, which provide “YCloud” services to individual and corporate micro-business owners. The market individual micro-business owners represents a potential of 330 million users by the year of 2023. (Source: iResrarch. http://xueqiu.com/8455183447/172404679?sharetime=2,2/22/2021). YCloud serves corporate users in multiple industries, including Yuetao Group, Zhiding, Lvyue, Yuebei, Yuedian, Coke GO, and Zhongyanshangyue. We conduct business operations in mainland China and have established trial operations in Hong Kong. We expect to utilize the YCloud system to establish a global strategic cooperation with various social media platforms. Plan to negotiate with Kakao Talk, Line, Whatsapp, Ohho, and Bluechat. Additionally, we have formed long-term technical collaborations with Yuetao App, Daren App, Yuebei App, Zhiding App, Yuedian App, and Lvyue App through Weijiafu.

In January 2020, we appointed 3rd party software company to develop an auto-billing management system (“WeTrade System”), to provide online payment services for our customers in PRC. The main functions of YCloud System are users’ marketing relationship, CPS commission profit management, multi-channel data statistics, AI fission and management, improved supply chain system. YCloud applications cover the micro business industry, tourism industry, hospitality industry, livestreaming and short video industry, medical beauty industry and traditional retail industry.

Currently, YCloud serves the micro business industry. We expect to expand the application of YCloud to tourism, hospitality, livestreaming and short video, medical beauty and traditional retail industries.